Subsequent Events (Details Narrative)																			3 Months Ended		12 Months Ended
	Jun. 04, 2021 USD ($) d / TradingDays $ / shares	May 14, 2021 USD ($) shares	May 13, 2021 USD ($) shares	May 12, 2021 USD ($) shares	May 10, 2021 shares	Apr. 27, 2021	Apr. 09, 2021 USD ($) d / TradingDays	Mar. 02, 2021 d / TradingDays $ / shares	Mar. 02, 2021 d / TradingDays $ / shares	Feb. 05, 2021 d / TradingDays $ / shares	Dec. 30, 2020 shares	Dec. 29, 2020 USD ($) shares	Sep. 23, 2020 USD ($) shares	Aug. 18, 2020 shares	Aug. 17, 2020 USD ($) shares	Aug. 06, 2020 USD ($) shares	Jul. 27, 2020 USD ($) shares	Jun. 23, 2020 d / TradingDays $ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($)
Stock issued | shares											10,000,000	1,769,447	4,000,000	262,481	4,000,000	892,592	2,000,000
Debt conversion debt amount																				$ 25,000
Debt instrument face amount												$ 16,000	$ 24,000		$ 40,000	$ 7,000	$ 20,000
Debt instrument conversion price | $ / shares																			$ 0.01		$ 0.00906
Cash compensation																			$ 67,250	$ 43,616	$ 273,781	$ 11,335
GPL Ventures LLC [Member]
Debt instrument interest percentage								10.00%	10.00%	10.00%								10.00%
Debt instrument, description									The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below).	The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below)								The Note is convertible, in whole or in part, at any time and from time to time before maturity (June 23, 2021) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date									Mar. 02, 2022	Feb. 05, 2022								Jun. 23, 2021
Debt conversion percentage									60.00%	60.00%								60.00%
Debt instrument convertible trading days | d / TradingDays									20	20								20
Debt instrument face amount																			$ 16,000		$ 16,000
Debt instrument conversion price | $ / shares										$ 0.01								$ 0.01
Quick Capital, LLC [Member]
Debt instrument interest percentage										10.00%
Subsequent Event [Member] | Lyell Environmental Services, Inc [Member]
Purchase commitment, description						On April 27, 2021, the Company (the "Buyer") entered into a Letter of Intent ("LOI") with Lyell Environmental Services, Inc. (the "Seller") Under the terms of the LOI, the Buyer shall purchase certain waste management assets from the Seller for the purchase price of $1,350,000 and 1,000,000 shares of common stock of the Buyer of which $50,000 shall be paid upon execution of the purchase and sale agreement and $1,300,000 at Closing. If any party withdraws from the dealing or negotiation prior to June 15, 2021, or fails to negotiate in good faith, or if each party hereto has not entered into the Purchase Agreement by June 15, 2021, then any obligation to negotiate or prepare the Definitive Agreements or otherwise deal with any other party to the LOI, and the agreements of the parties set forth in paragraphs 4-9 of the LOI shall immediately terminate. It is agreed, however, that so long as the parties are negotiating in good faith as of June 15, 2021, the termination date of the LOI may be extended for an additional 30 days to July 15, 2021.
Subsequent Event [Member] | Noteholder [Member]
Debt conversion debt amount		$ 60,000	$ 40,000	$ 25,000
Loss on conversion of debt		$ 96,000	$ 83,600	$ 52,800
Subsequent Event [Member] | Noteholder [Member] | Common Stock [Member]
Debt conversion share issued | shares		6,000,000	4,000,000	2,500,000
Debt conversion value of share issued		$ 156,000	$ 123,600	$ 51,500
Subsequent Event [Member] | Consulting Agreement [Member]
Stock issued | shares					2,500,000
Subsequent Event [Member] | Consulting Agreement [Member] | Sylios Corp [Member]
Cash compensation	$ 35,000
Subsequent Event [Member] | Convertible Promissory Note [Member] | GPL Ventures LLC [Member]
Debt instrument, description								The Note is convertible, in whole or in part, at any time and from time to time before maturity (March 2, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.		The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of: a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date								Mar. 02, 2022		Feb. 05, 2022
Debt conversion percentage								60.00%		60.00%
Debt instrument convertible trading days | d / TradingDays								20		20
Debt instrument conversion price | $ / shares								$ 0.01	$ 0.01	$ 0.01
Subsequent Event [Member] | Convertible Promissory Note [Member] | Quick Capital, LLC [Member]
Debt instrument, description										The Note is convertible, in whole or in part, at any time and from time to time before maturity (February 5, 2022) at the option of the holder at the Conversion Price that shall equal the lesser of a) $0.01 or b) Sixty Percent (60%) of the lowest Trading Price (defined below) during the Valuation Period (defined below), and the Conversion Amount shall be the amount of principal or interest electively converted in the Conversion Notice.
Debt instrument, maturity date										Feb. 05, 2022
Debt conversion percentage										60.00%
Debt instrument convertible trading days | d / TradingDays										20
Debt instrument conversion price | $ / shares										$ 0.01
Subsequent Event [Member] | Convertible Promissory Note Payable [Member] | GPL Ventures LLC [Member]
Debt instrument interest percentage	10.00%
Debt instrument, maturity date	Jun. 04, 2022
Debt conversion percentage	60.00%
Debt instrument convertible trading days | d / TradingDays	20
Debt instrument face amount	$ 150,000
Debt instrument conversion price | $ / shares	$ .01
Debt instrument covenant description	The Company and GPL also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 20,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay GPL certain payments for such failures.
Subsequent Event [Member] | Convertible Promissory Note Payable [Member] | Quick Capital, LLC [Member]
Debt instrument interest percentage	10.00%
Debt instrument, maturity date	Jun. 04, 2022
Debt conversion percentage	60.00%
Debt instrument convertible trading days | d / TradingDays	20
Debt instrument face amount	$ 150,000
Debt instrument conversion price | $ / shares	$ 0.01
Debt instrument covenant description	The Company and Quick also entered into a Registration Rights Agreement ("RRA") that provided for the Company to file a Registration Statement with the SEC covering the resale of up to 20,000,000 shares underlying the Note and to have filed such Registration Statement within 30 days of the RRA. In the event that the Company doesn't maintain the registration requirements provided for in the RRA, the Company is obligated to pay Quick certain payments for such failures.
Subsequent Event [Member] | Bill Edmonds [Member] | Convertible Promissory Note [Member]
Proceeds from notes payable							$ 110,000
Debt instrument interest percentage							12.00%
Debt instrument, description							The Note accrues interest at 12% if paid within 60 days and thereafter 15% compounding monthly.
Debt instrument, maturity date							Jun. 09, 2021
Debt conversion percentage							60.00%
Debt conversion discount percentage							40.00%
Debt instrument convertible trading days | d / TradingDays							20
Debt conversion description							Upon any Event of Default, including not having current financial information publicly disclosed, the Conversion Price will be reduced to 50% multiplied by the Market Price (as defined herein)(representing a discount rate of 50%).